Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2019	2018
(dollars in thousands)
Interest-bearing demand	$624,658	$471,795
Savings	88,970	79,453
Time, $250,000 and over	55,677	53,881
Other time	291,802	287,149
Total interest-bearing deposits	$1,061,107	$892,278

Scheduled Maturities Of Certificates Of Deposits [Table Text Block]
(dollars in thousands)
Year Ending December 31	Amount

2020	$246,342
2021	52,165
2022	34,903
2023	9,555
2024	4,147
Thereafter	367
Total time deposits	$347,479